Segment analysis (Tables)	12 Months Ended
Dec. 31, 2021
Segment analysis
Schedule of reconciliation of (loss)/profit for the year to Adjusted EBITDA

	Year ended
	December 31,
	2021	2020	2019
	$’m	$’m	$’m
(Loss)/profit for the year	(210)	111	(40)
Income tax charge (note 7)	22	29	25
Net finance expense (note 6)	235	70	213
Depreciation and amortization (notes 10, 11)	343	315	290
Exceptional operating items (note 5)	272	20	15
Adjusted EBITDA	662	545	503

Schedule of segment results

The segment results for the year ended December 31, 2021 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,838	2,217	4,055
Adjusted EBITDA	281	381	662
Capital expenditure	190	496	686
Segment assets	2,785	2,540	5,325

The segment results for the year ended December 31, 2020 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,599	1,852	3,451
Adjusted EBITDA	249	296	545
Capital expenditure	101	167	268
Segment assets	2,360	1,894	4,254

The segment results for the year ended December 31, 2019 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,556	1,788	3,344
Adjusted EBITDA	253	250	503
Capital expenditure	95	110	205
Segment assets	2,292	1,774	4,066

Schedule of revenue by geographic area

	Year ended
	December 31,
	2021	2020	2019
Revenue	$’m	$’m	$’m
U.S.	1,727	1,449	1,361
U.K	396	359	341
Brazil	439	352	370

Schedule of disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2021:

		North	Rest of the
	Europe	America	world	Total
	$’m	$’m	$’m	$’m
Europe	1,824	5	9	1,838
Americas	1	1,772	444	2,217
Group	1,825	1,777	453	4,055

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2020:

		North	Rest of the
	Europe	America	world	Total
	$’m	$’m	$’m	$’m
Europe	1,581	3	15	1,599
Americas	1	1,499	352	1,852
Group	1,582	1,502	367	3,451

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2019:

		North	Rest of the
	Europe	America	world	Total
	$’m	$’m	$'m	$'m
Europe	1,541	5	10	1,556
Americas	2	1,413	373	1,788
Group	1,543	1,418	383	3,344

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Year ended December 31,
	2021	2020	2019
	$’m	$’m	$’m
Over time	3,160	2,610	2,537
Point in time	895	841	807
Total	4,055	3,451	3,344